UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04612

Name of Fund: BlackRock EuroFund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EuroFund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Eurofund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 2.2%
Anheuser-Busch InBev NV	81,076	$5,904,664
Denmark — 4.8%
Christian Hansen Holding A/S	129,156	3,352,266
Novo-Nordisk A/S, Class B	54,529	7,571,877
Novozymes A/S, Class B	69,422	2,026,837
		12,950,980
Finland — 1.9%
Kone Oyj, Class B	90,433	5,035,536
France — 14.3%
AXA SA	336,764	5,588,563
BNP Paribas SA	68,059	3,237,577
Essilor International SA	52,470	4,678,044
Eutelsat Communications SA	44,886	1,660,166
L’Oreal SA	43,496	5,368,351
Legrand Promesses	149,614	5,509,243
Pernod-Ricard SA	46,450	4,856,587
Renault SA	76,042	4,010,884
Rexel SA	143,726	3,169,214
		38,078,629
Germany — 13.7%
Continental AG	43,233	4,081,350
Deutsche Bank AG, Registered Shares	78,923	3,929,504
Deutsche Telekom AG, Registered Shares	485,352	5,847,596
Fresenius SE & Co. KGaA	41,815	4,287,919
Kabel Deutschland Holding AG (a)	65,935	4,070,292
Linde AG	33,667	6,039,356
Merck KGaA	24,785	2,742,705
ThyssenKrupp AG	225,821	5,621,673
		36,620,395
Ireland — 2.3%
Ryanair Holdings Plc - ADR (a)	167,413	6,073,744
Italy — 9.9%
Atlantia SpA	255,630	4,244,581
Eni SpA	339,150	7,948,029
Intesa Sanpaolo SpA	2,124,586	3,808,094
Saipem SpA	132,889	6,865,763
UniCredit SpA	710,927	3,560,196
		26,426,663
Luxembourg — 1.9%
AZ Electronic Materials SA	1,120,459	5,184,670
Netherlands — 2.5%
Koninklijke Vopak NV	59,020	3,401,911
TNT Express NV	208,922	2,581,791
Ziggo NV	22,152	691,037
		6,674,739
Spain — 1.8%
Amadeus IT Holding SA, Class A	248,546	4,695,030

Common Stocks	Shares	Value
Switzerland — 7.5%
Cie Financiere Richemont SA	88,668	$5,557,741
Credit Suisse Group AG	148,572	4,234,550
Julius Baer Group Ltd.	88,863	3,588,120
Syngenta AG, Registered Shares	19,095	6,579,793
		19,960,204
United Kingdom — 37.2%
Barclays Plc	1,670,895	6,296,697
BG Group Plc	353,771	8,202,770
Burberry Group Plc	230,055	5,515,400
GlaxoSmithKline Plc	222,690	4,978,416
HSBC Holdings Plc	722,053	6,413,428
Imperial Tobacco Group Plc	199,710	8,101,387
International Power Plc	917,211	5,941,649
Johnson Matthey Plc	153,821	5,801,948
Prudential Plc	433,786	5,197,805
Rolls-Royce Holdings Plc	500,422	6,500,962
Tullow Oil Plc	319,684	7,813,596
Vodafone Group Plc	3,889,498	10,728,574
Wolseley Plc	118,429	4,524,803
WPP Plc	352,067	4,813,864
Xstrata Plc	507,317	8,691,279
		99,522,578
Total Long-Term Investments (Cost – $245,797,001) – 100.0%		267,127,832

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (b)(c)	1,969,094	1,969,094
Total Short-Term Securities (Cost – $1,969,094) – 0.7%		1,969,094
Total Investments (Cost - $247,766,095*) – 100.7%		269,096,926
Liabilities in Excess of Other Assets – (0.7)%		(1,923,539)
Net Assets – 100.0%		$267,173,387

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$250,186,700
Gross unrealized appreciation	$25,437,048
Gross unrealized depreciation	(6,526,822)
Net unrealized appreciation	$18,910,226

(a)	Non-income producing security.

BLACKROCK EUROFUND	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Eurofund

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at June 30, 2011	Net Activity	Shares Held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,324,977	(4,355,883)	1,969,094	$1,852

(c)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
DKK	Danish Krone
EUR	Euro
GBP	British Pound
USD	US Dollar

•	Foreign currency exchange contracts as of March 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,031,611	USD	1,370,495	Goldman Sachs International	4/02/12	$5,364
EUR	243,875	USD	325,378	Goldman Sachs International	4/03/12	(122)
GBP	549,772	USD	879,030	Goldman Sachs International	4/03/12	331
USD	605,007	DKK	3,373,460	CitiBank NA	4/03/12	390
EUR	37,380	USD	49,872	Goldman Sachs International	4/04/12	(19)
Total						$5,944

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	—	$5,904,664	—	$5,904,664
Denmark	—	12,950,980	—	12,950,980
Finland	—	5,035,536	—	5,035,536
France	—	38,078,629	—	38,078,629
Germany	—	36,620,395	—	36,620,395
Ireland	$6,073,744	—	—	6,073,744
Italy	—	26,426,663	—	26,426,663
Luxembourg	—	5,184,670	—	5,184,670
Netherlands	691,037	5,983,702	—	6,674,739
Spain	—	4,695,030	—	4,695,030
Switzerland	—	19,960,204	—	19,960,204
United Kingdom	—	99,522,578	—	99,522,578
Short-Term Securities	1,969,094	—	—	1,969,094
Total	$8,733,875	$260,363,051	—	$269,096,926

BLACKROCK EUROFUND	MARCH 31, 2012	2

Schedule of Investments (concluded)	BlackRock Eurofund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$6,085	—	$6,085
Liabilities:
Foreign currency exchange contracts	—	$(141)	—	$(141)
Total	—	$5,944	—	$5,944

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Prior to December 31, 2011, only significant transfers between Level 1 and Level 2 were required to be disclosed. For interim and annual periods beginning after December 31, 2011, all transfers between Level 1 and Level 2 are required to be disclosed. There were no significant transfers between Level 1 and Level 2 prior to December 31, 2011. There were no transfers for the period January 1, 2012 to March 31, 2012.

BLACKROCK EUROFUND	MARCH 31, 2012	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: May 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: May 23, 2012